Cost of services (Tables)	12 Months Ended
Dec. 31, 2017
Cost Of Service [Abstract]
Summary of Cost of Services

Cost of services for the years ended December 31,  2015,  2016 and 2017 was composed of the following:

	2015		2016		2017
Employee cost (Note 24)	Ps.	502,794	Ps.	584,560	Ps.	663,360
Maintenance		302,203		346,805		505,352
Safety, security and insurance		249,752		282,310		317,023
Utilities		192,158		222,891		278,895
Other		311,351		345,805		345,777
	Ps.	1,558,258	Ps.	1,782,371	Ps.	2,110,407